ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
Carrying Amounts and Estimated Fair Values of Financial Instruments
The following is a summary of the carrying amounts and estimated fair values of our financial instruments as of December 31, 2011 and 2010.
Cash, cash equivalents, accounts payable and accrued liabilities.    These carrying amounts approximate fair value because of the short maturity of the instruments or because the carrying value is equal to the fair value of those instruments on the balance sheet date.

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(in thousands)
Financial assets:
Notes and accounts receivable — related parties	$735	$735	$1,198	$1,198
Financial liabilities:
6.75% Senior Notes	$475,000	$472,625	$—	$—
8.375% Senior Notes	3,573	3,731	425,000	450,500
Credit Facility revolving loans	295,000	295,000	—	—